INCOME TAXES	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

Based on the available information and other factors, management believes it is more likely than not that the net deferred tax assets at will not be fully realizable. Accordingly, management has recorded a full valuation allowance against its net deferred tax assets at June 30, 2019 and March 31, 2019. At June 30, 2019 and March 31, 2019, the Company had federal net operating loss carryforwards of approximately $1,098,000 and $817,000 respectively, expiring beginning in 2037.

Deferred tax assets consist of the following components:

	June 30, 2019	March 31, 2019
Net loss carryforward	$1,098,000	$817,000
Valuation allowance	(1,098,000)	(817,000)
Total deferred tax assets	$—	$—

Based on the available information and other factors, management believes it is more likely than not that its net deferred tax assets will not be fully realizable. Accordingly, management has recorded a full valuation allowance against its net deferred tax assets at March 31, 2019 and 2018. At March 31, 2019 and 2018, the Company had federal net operating loss carry-forwards of approximately $817,000 and $182,500, respectively, expiring beginning in 2037.

Deferred tax assets consist of the following components:

	March 31, 2019	March 31, 2018
Net operating loss carryforward	$817,000	$182,500
Valuation allowance	(817,000)	(182,500)
Total deferred tax assets	$—	$—